RELATED PARTIES BALANCES AND TRANSCATIONS - Compensation of Key Management Personnel (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) INR (₨) shares $ / shares	Dec. 31, 2021 USD ($) INR (₨) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Disclosure of transactions between related parties [line items]
Salaries and bonuses | $	$ 6,768	$ 6,709	$ 6,643
Total | $	$ 6,768	$ 6,709	$ 6,643
Number of share options granted (in shares) | shares	0	0
RSUs | Grant One
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	292	55,500	88,350
Price of share options granted (in usd per share)	$ 226	$ 298.47	$ 130.99
RSUs | Grant Two
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	2,220	5,000	895
Price of share options granted (in usd per share)	$ 210	$ 297.49	$ 140.00
RSUs | Grant Three
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	300	1,564	740
Price of share options granted (in usd per share)	$ 167	$ 267.19	$ 170.00
RSUs | Grant Four
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	78,317	540	52,660
Price of share options granted (in usd per share)	$ 219	$ 232.11	$ 189.53
RSUs | Grant Five
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | ₨	324,380	702
Price of share options granted (in usd per share)	$ 138	$ 213.57
RSUs | Grant Six
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | ₨		468
Price of share options granted (in usd per share)		$ 328.96